UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 66.0%
DIVERSIFIED 4.6%
American Assets Trust(a)	175,367	$7,589,884
Gramercy Property Trust	300,424	8,432,902
Vornado Realty Trust(a),(b)	302,943	33,929,616
		49,952,402
HEALTH CARE 7.5%
Aviv REIT(a),(b)	291,448	10,637,852
Health Care REIT(a),(b)	336,397	26,023,672
Healthcare Trust of America, Class A(a)	402,380	11,210,307
Omega Healthcare Investors	191,672	7,776,133
Physicians Realty Trust	621,761	10,949,211
Ventas(a),(b)	187,198	13,669,198
		80,266,373
HOTEL 3.4%
Extended Stay America(a)	516,489	10,087,030
Host Hotels & Resorts(a),(b)	752,869	15,192,897
Sunstone Hotel Investors(a),(b)	661,496	11,027,138
		36,307,065
INDUSTRIALS 4.2%
Prologis(a),(b)	491,017	21,388,700
QTS Realty Trust, Class A	217,683	7,925,838
Rexford Industrial Realty	388,613	6,143,972
STAG Industrial	408,934	9,618,128
		45,076,638
OFFICE 9.5%
BioMed Realty Trust(a)	678,504	15,374,901
Brandywine Realty Trust(a)	685,266	10,950,551
Douglas Emmett(a),(b)	382,532	11,403,279
Equity Commonwealth(a)	457,661	12,150,899
Kilroy Realty Corp.(a),(b)	252,628	19,242,675
SL Green Realty Corp.(a),(b)	256,653	32,949,112
		102,071,417
RESIDENTIAL 16.3%
APARTMENT 15.0%
American Homes 4 Rent, Class A(a),(b)	745,738	12,341,964
Apartment Investment & Management Co.(a)	264,535	10,412,097

	Number of Shares	Value
AvalonBay Communities(a)	65,019	$11,329,561
Equity Residential(a),(b)	649,605	50,578,245
Essex Property Trust(a)	107,418	24,695,398
Home Properties	131,837	9,134,986
Mid-America Apartment Communities	144,826	11,190,705
Starwood Waypoint Residential Trust	306,079	7,912,142
UDR(a),(b)	673,132	22,906,682
		160,501,780
MANUFACTURED HOME 1.3%
Sun Communities	213,633	14,253,594
TOTAL RESIDENTIAL		174,755,374

SELF STORAGE 5.3%
CubeSmart(a),(b)	770,854	18,616,124
Extra Space Storage(a),(b)	392,436	26,516,900
Sovran Self Storage(a),(b)	119,920	11,265,285
		56,398,309
SHOPPING CENTERS 14.2%
COMMUNITY CENTER 5.4%
DDR Corp.(a)	949,842	17,686,058
Kimco Realty Corp.(a),(b)	161,493	4,336,087
Ramco-Gershenson Properties Trust(a),(b)	557,383	10,367,324
Regency Centers Corp.(a),(b)	249,571	16,980,811
Retail Properties of America, Class A	580,886	9,311,602
		58,681,882
REGIONAL MALL 8.8%
General Growth Properties(a),(b)	731,479	21,615,205
Macerich Co. (The)(a)	162,713	13,721,587
Pennsylvania REIT	247,002	5,737,857
Simon Property Group(a),(b)	271,588	53,133,476
		94,208,125
TOTAL SHOPPING CENTERS		152,890,007

SPECIALTY 1.0%
CyrusOne(a)	329,384	10,250,430
TOTAL COMMON STOCK (Identified cost—$485,735,443)		707,968,015

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 26.3%
BANKS 9.2%
AgriBank FCB, 6.875%, ($100 Par Value)	38,000	$3,992,375
Bank of America Corp., 6.50%, Series Y	309,600	7,919,568
BB&T Corp., 5.20%, Series F	99,981	2,407,542
Capital One Financial Corp., 6.25%, Series C	202,803	5,195,813
Citigroup, 6.875%, Series K(a),(b)	152,243	4,150,144
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(c)	33,000	3,391,783
CoBank ACB, 6.125%, Series G ($100 Par Value)(a)	46,500	4,289,625
Countrywide Capital IV, 6.75%, due 4/1/33(a)	195,210	4,989,568
Countrywide Capital V, 7.00%, due 11/1/36(a)	2,253	58,330
Farm Credit Bank of Texas, 6.75%, 144A(a),(c)	63,000	6,579,563
Fifth Third Bancorp, 6.625%, Series I	155,465	4,391,886
First Republic Bank, 5.50%	54,276	1,342,788
Hancock Holding Co., 5.95%, due 6/15/45	65,000	1,576,250
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,212	4,281,596
JPMorgan Chase & Co., 5.50%, Series O	135,021	3,351,221
JPMorgan Chase & Co., 6.125%, Series Y	130,000	3,302,000
PNC Financial Services Group, 6.125%, Series P(a)	142,500	4,104,000
RBS Capital Funding Trust VII, 6.08%, Series G	256,000	6,341,120
Regions Financial Corp., 6.375%, Series B	256,532	6,649,309
SunTrust Banks, 5.875%, Series E	100,000	2,507,000
US Bancorp, 6.50%, Series F(a)	78,991	2,346,823
Wells Fargo & Co., 5.20%	60,000	1,474,800
Wells Fargo & Co., 5.85%(a)	320,142	8,490,166
Wells Fargo & Co., 6.625%	46,774	1,320,430
Zions Bancorp, 7.90%, Series F(a)	95,656	2,635,323
Zions Bancorp, 6.30%, Series G	45,086	1,177,646
		98,266,669
BANKS—FOREIGN 1.3%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	100,000	2,604,000
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	250,000	6,562,500
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	31,705	812,599
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	172,192	4,476,992
		14,456,091
DIVERSIFIED FINANCIAL SERVICES 0.2%
State Street Corp., 5.90%, Series D	77,730	2,121,252

	Number of Shares	Value
ELECTRIC—INTEGRATED 0.5%
Integrys Energy Group, 6.00%, due 8/1/73(d)	181,652	$5,106,238

FINANCE—INVESTMENT BANKER/BROKER 1.6%
Goldman Sachs Group, 6.375%, Series K	102,192	2,730,570
Morgan Stanley, 6.875%(a)	339,231	9,332,245
Morgan Stanley, 6.375%, Series I	208,340	5,425,174
		17,487,989
INDUSTRIALS—CHEMICALS 1.2%
CHS, 6.75%(a)	210,453	5,475,987
CHS, 7.50%, Series 4	73,795	2,044,859
CHS, 7.10%, Series II(a)	218,466	5,900,767
		13,421,613
INSURANCE 4.0%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)	72,226	1,826,596

LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)	44,521	1,147,306

MULTI-LINE 1.7%
American Financial Group, due 9/30/54	139,041	3,660,950
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,970,192
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	183,052	5,623,357
Kemper Corp., 7.375%, due 2/27/54	108,366	2,844,607
WR Berkley Corp., 5.625%, due 4/30/53	172,793	4,375,119
		18,474,225
MULTI-LINE—FOREIGN 1.0%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,830,842
ING Groep N.V., 7.375% (Netherlands)(a)	294,873	7,592,980
		11,423,822
REINSURANCE 0.3%
Reinsurance Group of America, 6.20%, due 9/15/42	108,573	3,135,588

REINSURANCE—FOREIGN 0.7%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	114,309	2,935,455
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,809,000

	Number of Shares	Value
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	55,284	$1,489,351
		7,233,806
TOTAL INSURANCE		43,241,343

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Qwest Corp., 6.125%, due 6/1/53(a)	105,000	2,625,000
Qwest Corp., 6.875%, due 10/1/54	73,856	1,943,890
Qwest Corp., 7.00%, due 4/1/52	55,429	1,458,891
		6,027,781
REAL ESTATE 6.9%
DIVERSIFIED 1.6%
Coresite Realty Corp., 7.25%, Series A	79,200	2,071,080
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	95,536	4,702,759
National Retail Properties, 5.70%, Series E	73,266	1,827,987
NorthStar Realty Finance Corp., 8.50%, Series D	119,300	3,106,572
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	207,536	5,400,087
		17,108,485
FINANCE 0.2%
iStar Financial, 7.80%, Series F	79,630	1,959,296

HOTEL 0.8%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,457,368
Hospitality Properties Trust, 7.125%, Series D	95,000	2,513,700
Pebblebrook Hotel Trust, 7.875%, Series A(a),(b)	100,000	2,599,000
		8,570,068
INDUSTRIALS 0.6%
Gramercy Property Trust, 7.125%, Series B	151,270	3,997,310
Monmouth Real Estate Investment Corp., 7.875%, Series B	87,500	2,340,625
		6,337,935
OFFICE 1.0%
American Realty Capital Properties, 6.70%, Series F(a),(b)	323,710	7,639,556
Corporate Office Properties Trust, 7.375%, Series L(a),(b)	100,000	2,625,000
		10,264,556
RESIDENTIAL—MANUFACTURED HOME 0.4%
Campus Crest Communities, 8.00%, Series A	94,068	2,382,742
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,612,340
		3,995,082

	Number of Shares	Value
SHOPPING CENTERS 2.2%
COMMUNITY CENTER 1.5%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	$5,612,970
DDR Corp., 6.50%, Series J	60,000	1,532,400
Inland Real Estate Corp., 8.125%, Series A	135,000	3,530,250
Inland Real Estate Corp., 6.95%, Series B	21,012	540,219
Saul Centers, 6.875%, Series C	79,140	2,103,541
Weingarten Realty Investors, 6.50%, Series F(a)	101,803	2,571,544
		15,890,924
REGIONAL MALL 0.7%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,209,045
TOTAL SHOPPING CENTERS		24,099,969

SPECIALTY 0.1%
Digital Realty Trust, 7.375%, Series H	60,000	1,656,600
TOTAL REAL ESTATE		73,991,991

SELF STORAGE 0.2%
Public Storage, 5.375%, Series V	107,703	2,593,488

TRANSPORT—MARINE—FOREIGN 0.3%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	40,225	1,012,866
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	40,786	1,091,433
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	40,622	938,368
		3,042,667
UTILITIES 0.3%
SCE Trust III, 5.75%	112,175	3,079,204
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$260,845,268)		282,836,326

PREFERRED SECURITIES—CAPITAL SECURITIES 36.9%
BANKS 9.1%
Bank of America Corp., 6.10%, Series AA	5,282,000	5,371,134
Bank of America Corp., 6.50%, Series Z	6,450,000	6,837,000
Citigroup, 5.875%, Series O	3,950,000	3,999,375
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	6,169,361
Citizens Financial Group, 5.50%, 144A(c)	1,839,000	1,839,000
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,498,125
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	3,250,000	4,062,169
Goldman Sachs Capital II, 4.00%, (FRN)(a)	3,340,000	2,605,200
JPMorgan Chase & Co., 7.90%, Series I(a),(b)	13,500,000	14,596,875

	Number of Shares	Value
JPMorgan Chase & Co., 6.75%, Series S(a)	5,900,000	$6,431,000
JPMorgan Chase & Co., 6.125%, Series U	1,900,000	1,947,310
JPMorgan Chase & Co., 6.10%, Series X	2,000,000	2,065,000
PNC Financial Services Group, 6.75%(a),(b)	6,275,000	6,996,625
Wells Fargo & Co., 5.90%, Series S	2,255,000	2,353,656
Wells Fargo & Co., 7.98%, Series K(a),(b)	14,975,000	16,472,500
Wells Fargo & Co., 5.875%, Series U	3,870,000	4,102,974
Zions Bancorp, 7.20%, Series J	3,997,000	4,282,785
		97,630,089
BANKS—FOREIGN 12.3%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(c)	2,474,000	2,803,552
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	3,400,000	3,706,000
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (EUR) (Spain)	3,200,000	3,528,301
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	3,375,000	3,957,187
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a),(c)	4,300,000	4,806,540
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,050,000	2,460,786
Barclays PLC, 8.25% (United Kingdom)(a)	5,320,000	5,710,573
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(c)	2,800,000	3,172,960
BNP Paribas, 7.195%, 144A (France)(a),(c)	3,200,000	3,872,000
Credit Agricole SA, 7.875%, 144A (France)(c)	3,509,000	3,727,155
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(c)	2,000,000	2,288,574
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(c)	4,005,000	4,310,381
Deutsche Bank AG, 7.50% (Germany)(a),(b)	6,400,000	6,519,991
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(c)	8,735,906	10,887,123
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,403,534
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(c)	8,442,000	12,831,840
HSBC Holdings PLC, 6.375% (United Kingdom)	4,400,000	4,510,000
HSBC Holdings PLC, 6.375% (United Kingdom)	4,400,000	4,499,000
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)(c)	1,800,000	1,796,400
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	7,366,000	7,844,790
Nationwide Building Society, 10.25% (United Kingdom)	4,790,000	9,015,299
Rabobank Nederland, 8.40% (Netherlands)	3,000,000	3,330,570
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(c)	5,800,000	7,482,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	5,691,000	7,199,115
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(c)	3,600,000	3,635,431

	Number of Shares	Value
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(c)	2,250,000	$2,550,058
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	1,750,000	2,125,624
		131,974,784
FINANCE—DIVERSIFIED FINANCIAL SERVICES 2.0%
General Electric Capital Corp., 7.125%, Series A(a),(b)	10,000,000	11,775,000
General Electric Capital Corp., 6.25%, Series B(a),(b)	5,600,000	6,328,000
UBS Group AG, 7.00% (Switzerland)	1,900,000	1,977,140
UBS Group AG, 7.125% (Switzerland)	1,600,000	1,680,400
		21,760,540
FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(c),(e)	68,100	7,259,038

INSURANCE 8.8%
LIFE/HEALTH INSURANCE 1.3%
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a),(b),(c)	9,315,000	13,914,281

LIFE/HEALTH INSURANCE—FOREIGN 1.9%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(c)	3,400,000	3,720,610
La Mondiale Vie, 7.625% (France)	5,700,000	6,330,562
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(c)	5,000,000	5,440,145
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a),(c)	3,800,000	4,457,332
		19,948,649
MULTI-LINE 1.3%
American International Group, 8.175%, due 5/15/68, (FRN)	5,973,000	8,499,878
MetLife, 10.75%, due 8/1/69(a)	3,000,000	5,053,500
		13,553,378
MULTI-LINE—FOREIGN 0.9%
Aviva PLC, 8.25% (United Kingdom)	2,700,000	3,026,997
AXA SA, 8.60%, due 12/15/30 (France)(a),(b)	1,800,000	2,515,500
AXA SA, 6.463%, 144A (France)(a),(c)	4,050,000	4,333,500
		9,875,997
PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(c)	6,900,000	8,469,750

PROPERTY CASUALTY—FOREIGN 1.6%
Atradius Finance BV, 5.25%, due 9/23/44 (Netherlands)	3,200,000	3,495,269
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(c)	3,750,000	4,476,562

	Number of Shares	Value
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	4,503,000	$4,874,497
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	2,650,000	4,409,611
		17,255,939
REINSURANCE—FOREIGN 1.0%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,727,500
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(c)	3,800,000	4,232,786
		10,960,286
TOTAL INSURANCE		93,978,280
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(c)	6,254	7,797,956

PIPELINES 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a),(b)	7,579,000	8,166,373
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,325,887
		10,492,260
UTILITIES 2.3%
ELECTRIC UTILITIES 0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,200,000	5,476,011

ELECTRIC UTILITIES—FOREIGN 0.8%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a),(c)	7,010,000	8,471,402

MULTI-UTILITIES 1.0%
Dominion Resources, 5.75%, due 10/1/54(a)	4,883,000	5,228,712
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	2,968,000	3,071,880
PPL Capital Funding, 6.70%, due 3/30/67, Series A	2,864,000	2,770,742
		11,071,334
TOTAL UTILITIES		25,018,747
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$350,530,073)		395,911,694

	Principal Amount	Value
CORPORATE BONDS 1.3%
INSURANCE-PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(c)	$5,250,000	$6,874,502

INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Embarq Corp., 7.995%, due 6/1/36	3,660,000	4,361,256
Frontier Communications Corp., 9.00%, due 8/15/31(a)	3,000,000	3,225,000
		7,568,256
TOTAL CORPORATE BONDS (Identified cost—$11,771,637)		14,460,758

		Number of Shares
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)		6,400,000	6,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,400,000)			6,400,000
TOTAL INVESTMENTS (Identified cost—$1,115,282,421)	131.1%		1,407,576,793
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.1)		(334,128,725)
NET ASSETS (Equivalent to $22.47 per share based on 47,769,767 shares of common stock outstanding)	100.0%		$1,073,448,068

Note: Percentages indicated are based on the net assets of the Fund.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $701,750,107 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $309,800,368 in aggregate has been rehypothecated.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 14.5% of the net assets of the Fund, of which 0.7% are illiquid.
(d)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,124,400 in aggregate has been segregated as collateral.

(e)	Illiquid security. Aggregate holdings equal 0.7% of the net assets of the Fund.
(f)	Rate quoted represents the annualized seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at March 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	11,333,693	USD	12,712,754	4/2/15	$526,197
Brown Brothers Harriman	GBP	8,960,196	USD	13,840,080	4/2/15	548,525
Brown Brothers Harriman	USD	13,298,723	GBP	8,960,196	4/2/15	(7,168)
Brown Brothers Harriman	USD	12,170,006	EUR	11,333,693	4/2/15	16,551
Brown Brothers Harriman	EUR	11,416,385	USD	12,262,750	5/5/15	(18,024)
Brown Brothers Harriman	GBP	9,049,095	USD	13,426,432	5/5/15	5,900
						$1,071,981

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$707,968,015	$707,968,015	$—	$—
Preferred Securities - $25 Par Value:				—
Banks	98,266,669	78,437,073	19,829,596	—
Other Industries	184,569,657	184,569,657	—	—
Preferred Securities - Capital Securities:
Banks	97,630,089	—	90,131,964	7,498,125
Food	7,259,038	—	—	7,259,038
Other Industries	291,022,567	—	291,022,567	—
Corporate Bonds	14,460,758	—	14,460,758	—
Short-Term Investments	6,400,000	—	6,400,000	—
Total Investments(a)	$1,407,576,793	$970,974,745	$421,844,885	$14,757,163	(b)
Forward foreign currency exchange contracts	$1,097,173	$—	$1,097,173	$—
Total Appreciation in Other Financial Instruments(a)	$1,097,173	$—	$1,097,173	$—
Forward foreign currency exchange contracts	$(25,192)	$	$(25,192)	$
Total Appreciation in Other Financial Instruments(a)	$(25,192)	$—	$(25,192)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party princing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2014	$14,621,194	$7,338,750	$7,282,444
Change in unrealized appreciation (depreciation)	135,969	159,375	(23,406)
Balance as of March 31, 2015	$14,757,163	$7,498,125	$7,259,038

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $135,969.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Forward foreign currency exchange contracts $ 1,071,981

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2015:

Forward foreign currency exchange contracts
Average Notional Balance	$26,385,035
Ending Notional Balance	25,689,182

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written option contracts during the three months ended March 31, 2015, were as follows:

	Number
	of Contracts	Premiums
Written options contracts outstanding at December 31, 2014	18,444	$1,659,960
Option contracts terminated in closing transactions	(9,222)	(682,428)
Option contracts expired	(9,222)	(977,532)
Written option contracts outstanding at March 31, 2015	—	$—

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,115,282,421
Gross unrealized appreciation	$296,224,522
Gross unrealized depreciation	(3,930,150)
Net unrealized appreciation	$292,294,372

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015